Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Summary of Carrying Amounts and Fair values of Group's Financial Instruments
Set out below are the carrying amounts and fair values of the Group’s financial instruments that are carried in the consolidated financial statements.

Euros in thousands		Carrying amount		Fair value
	IFRS 9	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
Financial assets
Short-term deposits*	At fair value through profit or loss (FVTPL)	24,448	16,023	24,448	16,023
Positive market value forward contracts*	At fair value through profit or loss (FVTPL)	914	—	914	—
Accounts receivable	other financial assets at amortized cost	1,250	957	1,250	957
Other current/non-current assets	other financial assets at amortized cost	1,586	1,710	1,586	1,710

Total financial assets**		28,198	18,690	28,198	18,690

Financial liabilities
Accounts payable	other financial liabilities at amortized cost	10,052	7,082	10,052	7,082
Other current liabilities	other financial liabilities at amortized cost	2,025	1,288	2,025	1,288

Total financial liabilities		12,077	8,370	12,077	8,370

*
Short-term deposits” are classified within Other financial assets. “Positive market value forward contract” are classified in other current assets. “Negative market value forward contracts” are classified in other current liabilities.

**	Financial assets, other than cash and cash equivalents.